ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the company's major subsidiaries and VIE (collectively, the "Group")

As of December 31, 2022, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Mercurity Fintech Technology Holding Inc.	July 15, 2022	US	100%
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	PRC	100%
NBpay Investment Limited	March 2, 2020	British Virgin Islands	100%
NBpay Fintech Pte Ltd.	March 2, 2020	Singapore	100%
Golden Nation Ltd.	October 17, 2021	US	100%

Schedule of the financial statement balances and amounts of the VIE

	As of December 31,
	2022	2021
Carrying amounts of assets under disposal

Cash and cash equivalents	—	2,677
Prepaid expenses and other current assets, net	—	1,726
Total current assets of discontinued operations	—	4,403
Total assets of discontinued operations		4,403

Carrying amounts of liabilities under disposal

Accrued expenses and other current liabilities	—	3,194
Amounts due to related parties	—	27,744
Total current liabilities of discontinued operations	—	30,938
Total liabilities of discontinued operations	—	30,938

	For the year ended December 31,
	2022	2021
Revenue	—	122,343
Cost of revenue	—	(41,668)
Gross profit	—	80,675
General and administrative	—	(334,880)
Impairment loss	—	(8,107,943)
Operating loss from discontinued operations	—	(8,362,148)
Interest expense, net	—	91
Other income/(expenses), net	—	1,735
Net loss from discontinued operations	—	(8,360,322)

	For the year Ended January 15, 2022 (Disposal Date)
	Beijing Lianji Technology Co., Ltd.	Mercurity (Beijing) Technology Co., Ltd.	Total
Cash and cash equivalents	3,379	2,455	5,834
Due from the related party	95,239	313,475	408,714
Prepaid expense and other current assets, net	1,732	—	1,732
Total current assets	100,350	315,930	416,280
Total assets	100,350	315,930	416,280

Accrued expenses and other current liabilities	16,594	14,441	31,035
Due to the related party	315,050	96,814	411,864
Total current liabilities	331,644	111,255	442,899
Total liabilities	331,644	111,255	442,899

Net assets (i)	(231,294)	204,675	(26,619)
Disposal consideration (ii)	—	—	—
Other comprehensive income/loss (iii)	(64,319)	33,036	(31,283)
Loss from disposal of VIEs (iv, iv = ii – I + iii)	166,975	(171,639)	(4,664)